Equity (Details 4) - AUD ($)	Dec. 31, 2020	Jun. 30, 2020
Equity [Abstract]
Options over fully paid ordinary shares	$ 2,443,841	$ 866,121
Options over fully paid ordinary shares, shares	70,550,000	21,550,000